Accounts Receivable And Unbilled Revenue - Summary of Accounts Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of trade and other receivables [abstract]
Trade receivables	$ 338	$ 400
Less: allowance for doubtful accounts	(9)	(11)
Trade receivables, net	329	389
Other receivables	16	9
Accounts receivable	$ 345	$ 398